UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21121
Large-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Large-Cap Core Portfolio                                                                                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—97.9%

Security	Shares	Value
Aerospace & Defense — 3.7%
General Dynamics Corp.	5,850	$699,367
United Technologies Corp.	12,800	663,552
		$1,362,919
Beverages — 2.0%
PepsiCo, Inc.	12,850	728,724
		$728,724
Biotechnology — 2.5%
Amgen, Inc. (1)	7,500	597,525
Sepracor, Inc. (1)	5,400	318,546
		$916,071
Capital Markets — 4.9%
Franklin Resources, Inc.	5,700	478,572
Goldman Sachs Group, Inc.	4,400	534,952
Merrill Lynch & Co., Inc.	12,400	760,740
		$1,774,264
Commercial Banks — 4.4%
Anglo Irish Bank Corp. PLC (2)	24,000	329,073
Bank of America Corp.	7,062	297,310
Commerce Bancorp, Inc.	11,200	343,728
Wachovia Corp.	6,000	285,540
Wells Fargo & Co.	6,150	360,206
		$1,615,857
Commercial Services & Supplies — 2.1%
Cendant Corp.	17,300	357,072
Cintas Corp.	10,000	410,500
		$767,572
Communications Equipment — 2.6%
Corning, Inc. (1)	21,600	417,528
QUALCOMM, Inc.	11,900	532,525
		$950,053
Computers & Peripherals — 0.9%
Dell, Inc. (1)	10,000	342,000
		$342,000
Diversified Financial Services — 7.2%
American Express Co.	12,300	706,512
Citigroup, Inc.	10,400	473,408
JPMorgan Chase & Co.	14,400	488,592

Moody’s Corp.	8,400	$429,072
Paychex, Inc.	14,000	519,120
		$2,616,704
Electrical Equipment — 2.1%
Emerson Electric Co.	10,700	768,260
		$768,260
Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc. (1)	17,000	556,750
		$556,750
Energy Equipment & Services — 1.3%
Halliburton Co.	6,700	459,084
		$459,084
Food & Staples Retailing — 2.6%
Walgreen Co.	11,400	495,330
Wal-Mart Stores, Inc.	10,050	440,391
		$935,721
Food Products — 1.5%
Nestle SA	1,900	560,335
		$560,335
Health Care - Equipment & Supplies — 5.0%
Baxter International, Inc.	10,200	406,674
Cooper Co., Inc. (The)	5,300	406,033
Medtronic, Inc.	11,500	616,630
Stryker Corp.	8,400	415,212
		$1,844,549
Health Care Providers & Services — 1.3%
Caremark Rx, Inc. (1)	9,700	484,321
		$484,321
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	7,300	364,854
Harrah’s Entertainment, Inc.	4,800	312,912
		$677,766
Household Products — 2.3%
Colgate-Palmolive Co.	8,600	453,994
Procter & Gamble Co.	6,300	374,598
		$828,592
Industrial Conglomerate — 2.3%
3M Co.	5,100	374,136
General Electric Co.	13,900	468,013
		$842,149

Insurance — 3.1%
Aflac Corp.	9,200	$416,760
Allstate Corp. (The)	6,900	381,501
Berkshire Hathaway, Inc., Class B (1)	125	341,375
		$1,139,636
Machinery — 0.9%
Danaher Corp.	6,000	322,980
		$322,980
Media — 5.8%
McGraw-Hill Cos., Inc., (The)	16,700	802,268
Omnicom Group, Inc.	4,100	342,883
Time Warner, Inc.	32,700	592,197
Walt Disney Co., (The)	15,200	366,776
		$2,104,124
Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	10,000	485,900
Inco, Ltd. (2)	9,100	430,885
		$916,785
Oil & Gas — 8.2%
Apache Corp.	4,800	361,056
BP PLC ADR	9,420	667,407
ConocoPhillips	6,500	454,415
Exxon Mobil Corp.	9,210	585,203
Marathon Oil Corp.	6,200	427,366
Williams Co., Inc. (The)	20,000	501,000
		$2,996,447
Personal Products — 2.0%
Gillette Co. (The)	12,480	726,336
		$726,336
Pharmaceuticals — 6.3%
Abbott Laboratories	6,800	288,320
Schering-Plough Corp.	25,700	540,985
Teva Pharmaceuticals Industries Ltd. ADR	14,400	481,248
Watson Pharmaceuticals, Inc. (1)	12,600	461,286
Wyeth Corp.	11,300	522,851
		$2,294,690
Retail — 2.8%
Bed Bath and Beyond, Inc. (1)	15,900	638,862
Federated Department Stores, Inc.	6,000	401,220
		$1,040,082
Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	30,200	512,192
Broadcom Corp., Class A (1)	10,000	469,100
Intel Corp.	24,500	603,925

Linear Technology Corp.	9,000	$338,310
Microchip Technology, Inc.	11,600	349,392
		$2,272,919
Software — 4.7%
Microsoft Corp.	29,920	769,842
Oracle Corp. (1)	48,500	600,915
Symantec Corp. (1)	15,200	344,432
		$1,715,189
Telecommunications Services — 0.9%
Sprint Corp.	14,000	332,920
		$332,920
Textiles, Apparel & Luxury Goods — 1.5%
Nike, Inc., Class B	6,600	539,088
		$539,088
Thrifts & Mortgage Finance — 0.9%
Countrywide Financial Corp.	10,300	339,694
		$339,694
Total Common Stocks (identified cost $30,367,516)		$35,772,581

Short-Term Investments—2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$727	$727,000
Total Short-Term Investments (at amortized cost, $727,000)		$727,000
Total Investments — 99.9% (identified cost $31,094,516)		$36,499,581
Other Assets, Less Liabilities — 0.1%		$21,290
Net Assets — 100.0%		$36,520,871

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$31,094,516
Gross unrealized appreciation	$5,901,554
Gross unrealized depreciation	(496,489)
Net unrealized appreciation	$5,405,065

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	November 18, 2005